Investments in Companies Accounted for at Equity - Schedule of Investment in TSG in the Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TSG [Member]
Schedule of Investment in TSG in the Consolidated Statements of Financial Position [Line Items]
Shares	$ 20,453	$ 11,073
Capital note		7,925
Total	20,453	18,998
Dividend preference derivative at fair value through profit or loss	3,652	$ 3,000
Other Investment [Member]
Schedule of Investment in TSG in the Consolidated Statements of Financial Position [Line Items]
Capital note	$ 17,185